Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of reconciles the statutory rate to the Company's effective tax rate
	For the Years ended December 31,
	2019	2018	2017
China Statutory income tax rate	25.0%	25.0%	25.0%
Effect of favorable income tax rate in certain entity in PRC	(2.1)%	(2.4)%	(3.9)%
Non-PRC entities not subject to PRC tax (3)	2.1%	10.5%	6.3%
Research & Development (“R&D”) tax credit (1)	0.4%	(1.4)%	(0.4)%
Non-deductible expenses - permanent difference (2)	(0.1)%	0.5%	0.3%
Change in valuation allowance	(34.4)%	(4.0)%	3.9%
Effective tax rate	(9.1)%	28.2%	31.2%

Schedule of income before income tax expense
	For the Years ended December 31,
	2019	2018	2017
(Loss) income before income tax expense from China	$(12,024,301)	$5,188,649	$8,563,286
Loss before income tax expense from outside of China	(919,853)	(1,492,787)	(1,730,009)
Total income (loss) before income tax provision	$(11,104,448)	$3,695,862	$6,833,277

Schedule of income tax provision (benefit)
	For the Years ended December 31,
	2019	2018	2017
Current	$514,664	$1,267,356	$2,327,205
Deferred	492,241	(224,882)	(194,908)
Total	$1,006,905	$1,042,474	$2,132,297

Schedule of deferred tax asset
Deferred tax asset	December 31 2019	December 31, 2018
Provision of doubtful accounts	$3,421,260	$494,280
Tax loss carried forwards	2,306,482	2,031,165
Valuation allowance on tax losses	(5,727,742)	(2,031,165)
	$-	$494,280

Schedule of taxes payable
	December 31,	December 31,
	2019	2018
VAT tax payable	$302,546	$50,477
Corporate income tax payable	1,445,200	1,050,238
Land use tax and other taxes payable	59,031	55,621
Total	$1,806,777	$1,156,336